CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 1,619	$ 1,960	$ 3,244
Total non-current assets	5,060	5,310
Total assets	8,218	15,083
Equity	858	569
Total equity and liabilities	8,218	15,083
Veon Ltd.
Non-current assets
Intangible assets	3	5	6
Tangible fixed assets	2	2	3
Financial fixed assets	1,157	760	690
Total non-current assets	1,162	767	699
Total current assets	116	78	119
Total assets	1,278	845	818
Equity	865	569	586
Total liabilities disposed	413	276	232
Total equity and liabilities	$ 1,278	$ 845	$ 818